Loans from Third Parties - Current (Tables)	12 Months Ended
Dec. 31, 2024
Loans from Third Parties - Current [Abstract]
Schedule of Loans from Third Parties
Loans from Third Parties	As of December 31, 2024	As of December 31, 2023
Honghe County Yisa Hengtong Decoration Company	$109,600	$112,678
Less: Loans from third parties-non-current	-	(112,678)
Loans from third parties - current	$109,600	$-